EARNINGS PER SHARE AND DIVIDEND PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Schedule of earnings per share

	Q2 2026	Q2 2025	Q1-Q2 2026	Q1-Q2 2025	FY 2025
Earnings per share

Net profit for the year attributable to TORM plc shareholders (USDm)	338.3	58.6	460.7	120.9	285.3

Million shares
Weighted average number of shares	102.2	98.1	101.9	98.0	98.4
Weighted average number of treasury shares	—	-0.3	—	-0.4	-0.2
Weighted average number of shares outstanding	102.2	97.8	101.9	97.6	98.2

Dilutive effect of outstanding share options	2.0	3.0	2.0	3.0	1.9
Weighted average number of shares outstanding incl. dilutive effect of share options	104.2	100.8	103.9	100.6	100.1

Basic earnings per share (USD)	3.31	0.60	4.52	1.24	2.91
Diluted earnings per share (USD)	3.25	0.58	4.43	1.20	2.85

Schedule of dividend per share

	Q2 2026	Q2 2025	Q1-Q2 2026	Q1-Q2 2025	FY 2025
Dividend per share

Declared dividend per share (USD)	2.40	0.40	3.10	0.80	2.12
Declared dividend during the period (USDm)	245.7	39.2	317.2	78.3	209.9

Dividend paid per share (USD)	0.70	1.00	1.40	1.00	2.02
Dividend paid during the period (USDm)	71.6	97.7	143.0	97.7	199.7

Number of shares
Number of shares, end of period (million)	102.4	98.0	102.4	98.0	101.3